Fair Value of Financial Instruments (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial instruments carried at fair value on a recurring basis
The following table presents the Company’s financial instruments carried at fair value on a recurring basis in the consolidated balance sheets by its level in the fair value hierarchy as of June 30, 2021 and December 31, 2020 (dollars in thousands):

	Total	Level I	Level II	Level III
June 30, 2021
Assets, at fair value
Commercial mortgage loans, held for sale, measured at fair value	$77,031	$—	$—	$77,031
Other real estate investments, measured at fair value	2,547	—	—	2,547
Interest rate swaps	5	—	—	—
Total assets, at fair value	$79,583	$—	$5	$79,578

Liabilities, at fair value
Credit default swaps	$964	$—	$964	$—
Interest rate swaps	1,286	—	1,286	—
Treasury note futures	35	35		—
Total liabilities, at fair value	$2,285	$35	$2,250	$—

December 31, 2020
Assets, at fair value
Real estate securities, available for sale, measured at fair value	$171,136	$—	$171,136	$—
Commercial mortgage loans, held for sale, measured at fair value	67,649	—	—	67,649
Other real estate investments, measured at fair value	2,522	—	—	2,522
Interest rate swaps	25	—	25	—
Total assets, at fair value	$241,332	$—	$171,161	$70,171

Liabilities, at fair value
Credit default swaps	$297	$—	$297	$—
Treasury note futures	106	106	—	—
Total liabilities, at fair value	$403	$106	$297	$—

The following table presents additional information about the Company’s financial instruments which are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 for which the Company has used Level III inputs to determine fair value (dollars in thousands):

	June 30, 2021
	Commercial Mortgage Loans, held for sale, measured at fair value	Other Real Estate Investments, measured at fair value
Beginning balance, January 1, 2021	$67,649	$2,522
Transfers into Level III (2)	—	—
Total realized and unrealized gain/(loss) included in earnings:
Realized gain/(loss) on sale of commercial mortgage loan, held for sale	13,150	—
Unrealized gain/(loss) on commercial mortgage loans, held for sale and other real estate investments	1,104	26
Net accretion	—	(1))
Purchases	252,145	—
Sales / paydowns	(257,017))	—
Transfers out of Level III (2)	—	—
Ending Balance, June 30, 2021	$77,031	$2,547

	December 31, 2020
	Commercial Mortgage Loans, held for sale, measured at fair value	Other Real Estate Investments, measured at fair value
Beginning balance, January 1, 2020	$112,562	$2,557
Transfers into Level III (2)	23,625	—
Total realized and unrealized gain/(loss) included in earnings:
Realized gain/(loss) on sale of commercial mortgage loan, held for sale	15,931	—
Unrealized gain/(loss) on commercial mortgage loans, held for sale and other real estate investments	(75))	(32))
Net accretion	—	(3))
Purchases(1)	267,552	—
Sales / paydowns (1)	(328,321))	—
Transfers out of Level III (2)	(23,625))	—
Ending Balance, December 31, 2020	$67,649	$2,522

(1)
Excluded from Purchases and Sales/paydowns are $679.1 million and $682.0 million, respectively, of loans that collateralize a CMBS investment required to be consolidated in connection with the Company’s retention of the B tranche during the year ended December 31, 2020. Upon disposition of the B tranche during the year ended December 31, 2020, the Company recognized a gain of $2.8 million that is recorded in Realized gain/loss on sale of real estate securities on the consolidated statements of operations.

(2)	Transfers in and transfers out include transfers between Commercial mortgage loans, held for sale and Commercial mortgage loans, held for investment.

The following table presents the Company’s financial instruments carried at fair value on a recurring basis in the consolidated balance sheets by its level in the fair value hierarchy as of December 31, 2020 and December 31, 2019 (dollars in thousands):

December 31, 2020	Total	Level I	Level II	Level III
Assets, at fair value
Real estate securities, available for sale, measured at fair value	$171,136	$—	$171,136	$—
Commercial mortgage loans, held-for-sale, measured at fair value	67,649	—	—	67,649
Other real estate investments, measured at fair value	2,522	—	—	2,522
Interest rate swaps	25	—	25	—
Total assets, at fair value	$241,332	$—	$171,161	$70,171

Liabilities, at fair value
Credit default swaps	$297	$—	$297	$—
Treasury note futures	106	106	—	—
Total liabilities, at fair value	$403	$106	$297	$—

December 31, 2019
Assets, at fair value
Real estate securities, available for sale, measured at fair value	$386,316	$—	$386,316	$—
Commercial mortgage loans, held-for-sale, measured at fair value	112,562	—	—	112,562
Other real estate investments, measured at fair value	2,557	—	—	2,557
Credit default swaps	59	—	59	—
Interest rate swaps	325	—	325	—
Treasury note futures	735	735	—	—
Total assets, at fair value	$502,554	$735	$386,700	$115,119

Liabilities, at fair value
Credit default swaps	$1,581	$—	$1,581	$—
Total liabilities, at fair value	$1,581	$—	$1,581	$—

The following table presents additional information about the Company’s financial instruments which are measured at fair value on a recurring basis as of December 31, 2020 and December 31, 2019 for which the Company has used Level III inputs to determine fair value (dollars in thousands):

	December 31, 2020
	Commercial mortgage loans, held- for-sale, measured at fair value	Other real estate investments, measured at fair value
Beginning balance, January 1, 2020	$112,562	$2,557
Transfers into Level III (2)	23,625	—
Total realized and unrealized gain/(loss) included in earnings:
Realized gain/(loss) on sale of commercial mortgage loan, held-for-sale	15,931	—
Unrealized gain/(loss) on commercial mortgage loans, held-for-sale and other real estate investments	(75)	(32)
Net accretion	—	(3)
Purchases (1)	267,552	—
Sales / paydowns (1)	(328,321)	—
Transfers out of Level III (2)	(23,625)	—
Ending Balance, December 31, 2020	$67,649	$2,522

	December 31, 2019
	Commercial mortgage loans, held- for-sale, measured at fair value	Other real estate investments, measured at fair value
Beginning balance, January 1, 2019	$76,863	$—
Transfers into Level III (2)	—	—
Total realized and unrealized gain (loss) included in earnings:
Realized gain (loss) on sale of real estate securities	—	—
Realized gain (loss) on sale of commercial mortgage loan held-for-sale	37,832	—
Unrealized gain (loss) on commercial mortgage loans held-for-sale and other real estate investments	312	47
Net accretion	—	—
Unrealized gain (loss) included in OCI	—	—
Purchases	1,015,677	2,510
Sales / paydowns	(1,008,050)	—
Cash repayments / receipts	—	—
Transfers out of Level III (2)	(10,072)	—
Ending Balance, December 31, 2019	$112,562	$2,557

(1)
Excluded from Purchases and Sales/paydowns are $679.1 million and $682.0 million, respectively, of loans that collateralize a CMBS investment required to be consolidated in connection with the Company’s retention of the B tranche during the year ended December 31, 2020. Upon disposition of the B tranche during the year ended December 31, 2020, the Company recognized a gain of $2.8 million that is recorded in Realized gain/loss on sale of real estate securities on the consolidated statements of operations.

(2)	Transfers in and transfers out include transfers between Commercial mortgage loans, held-for-sale and Commercial mortgage loans, held for investment.

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques	The following table summarizes the valuation method and significant unobservable inputs used for the Company’s financial instruments that are categorized within Level III of the fair value hierarchy as of June 30, 2021 and December 31, 2020 (dollars in thousands):

Asset Category	Fair Value	Valuation Methodologies	Unobservable Inputs (1)	Weighted Average (2)	Range
June 30, 2021
Commercial mortgage loans, held for sale, measured at fair value	$77,031	Discounted Cash Flow	Yield	4.0%	3.2% - 17.6%
Other real estate investments, measured at fair value	2,547	Discounted Cash Flow	Yield	12.8%	11.7% - 13.7%

December 31, 2020
Commercial mortgage loans, held for sale, measured at fair value	$67,649	Discounted Cash Flow	Yield	16.6%	15.6% - 17.6%
Other real estate investments, measured at fair value	2,522	Discounted Cash Flow	Yield	13.2%	12.2% - 14.2%

(1)
In determining certain inputs, the Company evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. The Company has determined that market participants would take these inputs into account when valuing the investments.

(2)	Inputs were weighted based on the fair value of the investments included in the range.

Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level III category. As a result, the unrealized gains and losses for assets and liabilities within the Level III category may include changes in fair value that were attributable to both observable and unobservable inputs. The following table summarizes the valuation method and significant unobservable inputs used for the Company’s financial instruments that are categorized within Level III of the fair value hierarchy as of December 31, 2020 and December 31, 2019 (dollars in thousands).

Asset Category	Fair Value	Valuation Methodologies	Unobservable Inputs (1)	Weighted Average (2)	Range
December 31, 2020
Commercial mortgage loans, held-for-sale, measured at fair value	$67,649	Discounted Cash Flow	Yield	16.6%	15.6% - 17.6%
Other real estate investments, measured at fair value	2,522	Discounted Cash Flow	Yield	13.2%	12.2% - 14.2%
December 31, 2019
Commercial mortgage loans, held-for-sale, measured at fair value	$112,562	Discounted Cash Flow	Yield	4.9%	4.7% - 5.2%
Other real estate investments, measured at fair value	2,557	Broker Quotes	Yield	12.4%	11.4% - 13.4%

(1)
In determining certain inputs, the Company evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. The Company has determined that market participants would take these inputs into account when valuing the investments.

(2)	Inputs were weighted based on the fair value of the investments included in the range.

Financial instruments not carried at fair value
The fair values of the Company’s commercial mortgage loans, held for investment and collateralized loan obligations, which are not reported at fair value on the consolidated balance sheets are reported below as of June 30, 2021 and December 31, 2020 (dollars in thousands):

		Level	Carrying Amount (1)	Fair Value
June 30, 2021
Commercial mortgage loans, held for investment (1)	Asset	III	$3,126,303	$3,150,424
Collateralized loan obligations	Liability	III	1,960,090	1,981,299
Mortgage note payable	Liability	III	29,167	29,167
Other financing and loan participation - commercial mortgage loans	Liability	III	37,105	37,105
December 31, 2020
Commercial mortgage loans, held for investment (1)	Asset	III	$2,714,734	$2,724,039
Collateralized loan obligation	Liability	III	1,625,498	1,606,478
Mortgage note payable	Liability	III	29,167	29,167
Other financing and loan participation - commercial mortgage loans	Liability	III	31,379	31,379

(1)	The carrying value is gross of $17.2 million and $20.9 million of allowance for credit losses as of June 30, 2021 and December 31, 2020, respectively.

The fair values of the Company’s commercial mortgage loans, held for investment and collateralized loan obligations, which are not reported at fair value on the consolidated balance sheets are reported below as of December 31, 2020 and 2019 (dollars in thousands):

		Level	Carrying Amount	Fair Value
December 31, 2020
Commercial mortgage loans, held for investment (1)	Asset	III	$2,714,734	$2,724,039
Collateralized loan obligation	Liability	III	1,625,498	1,606,478
Mortgage note payable	Liability	III	29,167	29,167
Other financing and loan participation - commercial mortgage loans	Liability	III	31,379	31,379
December 31, 2019
Commercial mortgage loans, held for investment (1)	Asset	III	$2,762,963	$2,784,650
Collateralized loan obligation	Liability	III	1,803,185	1,822,386
Mortgage note payable	Liability	III	29,167	29,167

(1)	The carrying value is gross of $20.9 million and $0.9 million of allowance for credit losses as of December 31, 2020 and December 31, 2019, respectively.